Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2022
Trade and other receivables.
Schedule of Trade and other receivables

	2022			2021
	Current £m	Non-current £m	Total £m	Current £m	Non-current £m	Total £m
Trade receivables, net of expected credit loss allowance	1,487	–	1,487	1,318	–	1,318
Other prepayments and accrued income	106	–	106	56	–	56
Interest receivable	–	–	–	1	–	1
Employee loans and advances	6	–	6	4	–	4
Other third-party receivables	256	107	363	286	8	294
Other receivables with GSK companies	26	25	51	542	–	542
Total	1,881	132	2,013	2,207	8	2,215

Schedule of expected credit loss allowance

	2022 £m	2021 £m
At 1 January	53	51
Exchange adjustments	2	(1)
Charge for the year	14	33
Subsequent recoveries of amounts provided for	(19)	(30)
Utilised	(9)	–
At 31 December	41	53

Schedule of credit risk exposure of trade receivables using a provision matrix

Year ended 31 December 2022

	Trade receivables
		Days past due
	Current £m	0-30 days £m	31-90 days £m	91-180 days £m	181 days- 1 year £m	Greater than 1 year £m	Total £m
Estimated total gross carrying amount at default	1,386	58	30	15	12	27	1,528
Expected credit loss	6	1	1	2	4	27	41

Year ended 31 December 2021

	Trade receivables
		Days past due
	Current £m	0-30 days £m	31-90 days £m	91-180 days £m	181 days- 1 year £m	Greater than 1 year £m	Total £m
Estimated total gross carrying amount at default	1,255	46	30	16	7	17	1,371
Expected credit loss	7	1	5	16	7	17	53